Commitments and Contingencies	3 Months Ended
Mar. 31, 2015
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

The Company leases its facilities, certain equipment, and automobiles under non-cancelable operating lease agreements. Those lease agreements existing as of March 31, 2015 expire at various dates during the next five years.

The Company recognized rent expense of $0.4 million and $0.4 million for the three months ended March 31, 2015 and 2014, respectively, in its condensed consolidated statements of operations.

Purchases for inventories are highly dependent upon forecasts of customer demand. Due to the uncertainty in demand from its customers, the Company may have to change, reschedule, or cancel purchases or purchase orders from its suppliers. These changes may lead to vendor cancellation charges on these purchases or contractual commitments.

The following table summarizes the Company’s principal contractual commitments as of March 31, 2015 (in thousands):

	Operating Lease	Purchase Commitments	Other Contractual Commitments	Total
2015 (remaining nine months)	$1,239	$7,242	$466	$8,947
2016	1,250	—	4	1,254
2017	987	—	1	988
2018	193	—	—	193
2019	22	—	—	22
Thereafter	—	—	—	—
	$3,691	$7,242	$471	$11,404

The Company provides warranties on certain product sales for periods ranging from 12 to 24 months, and allowances for estimated warranty costs are recorded during the period of sale. The determination of such allowances requires the Company to make estimates of product return rates and expected costs to repair or to replace the products under warranty. The Company currently establishes warranty reserves based on historical warranty costs for each product line combined with liability estimates based on the prior 12 months’ sales activities. If actual return rates and/or repair and replacement costs differ significantly from the Company’s estimates, adjustments to recognize additional cost of sales may be required in future periods. Historically the warranty accrual and the expense amounts have been immaterial.